Gains (losses) from operating activities in the statement of income of expenses, included according to their nature	12 Months Ended
Dec. 31, 2024
Gains (Losses) From Operating Activities In The Statement Of Income Of Expenses, Included According To Their Nature
Gains (losses) from operating activities in the statement of income of expenses, included according to their nature	Gains (losses) from operating activities in the statement of income of expenses, included according to their nature.
21.1    Revenue from operating activities customer activities
The Group derives revenues from the sale of goods (which are recognized at one point in time) and from the provision of services (which are recognized over time) and are distributed among the following geographical areas and main product and service lines:
(a)Geographic areas:

For the year ended December 31, 2024
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	110,282	2,012	600	36,506	1,129	21,022	171,551
Latin America and the Caribbean	113,524	20,933	4,300	89,473	7,749	4,650	240,629
Europe	156,500	368,448	97,000	40,270	18,919	470	681,607
North America	367,530	158,253	57,900	61,145	43,519	1,447	689,794
Asia and Others	194,104	418,666	2,081,450	43,389	6,839	732	2,745,180
Total	941,940	968,312	2,241,250	270,783	78,155	28,321	4,528,761

For the year ended December 31, 2023
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	109,669	1,603	2,327	31,356	1,136	23,590	169,681
Latin America and the Caribbean	76,157	21,523	7,289	93,868	10,489	973	210,299
Europa	128,370	368,696	278,360	30,357	21,054	1,275	828,112
North America	411,586	122,025	134,768	67,232	47,074	926	783,611
Asia and Others	188,130	378,304	4,757,370	56,237	95,470	276	5,475,787
Total	913,912	892,151	5,180,114	279,050	175,223	27,040	7,467,490

For the year ended December 31, 2022
Geographic areas	Specialty plant nutrition	Iodine and derivatives	Lithium and derivatives	Potassium	Industrial chemicals	Other	Total ThUS$
Chile	128,829	1,523	1,854	64,409	1,199	25,334	223,148
Latin America and the Caribbean	125,712	16,328	5,275	179,621	11,820	1,185	339,941
Europa	196,930	288,854	390,832	27,275	27,725	942	932,558
North America	489,327	141,683	151,152	71,711	59,402	912	914,187
Asia and Others	231,536	305,951	7,603,826	94,164	65,054	213	8,300,744
Total	1,172,334	754,339	8,152,939	437,180	165,200	28,586	10,710,578
(b)Main product and service lines:

Products and Services	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Specialty plant nutrition	941,940	913,912	1,172,334
-Sodium Nitrates	16,906	25,056	21,294
-Potassium nitrate and sodium potassium nitrate	531,961	502,349	700,081
-Specialty Blends	246,219	235,290	285,027
-Other specialty fertilizers	146,854	151,217	165,932
Iodine and derivatives	968,312	892,151	754,339
Lithium and derivatives	2,241,250	5,180,114	8,152,939
Potassium	270,783	279,050	437,180
Industrial chemicals	78,155	175,223	165,200
Other	28,321	27,040	28,586
Total	4,528,761	7,467,490	10,710,578
21.2    Cost of sales
Cost of sales broken down by nature of expense:

Nature of expense	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Raw materials and consumables used	(1,187,712)	(1,109,139)	(1,035,451)
Classes of employee benefit expenses	(344,078)	(308,972)	(308,744)
Depreciation expense	(312,001)	(252,746)	(218,714)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(17,746)	(11,719)	(6,549)
Amortization expense	(7,622)	(12,415)	(16,413)
Investment plan expenses	(49,499)	(25,638)	(18,293)
Provision for materials, spare parts and supplies	(3,292)	(10,065)	(7,099)
Contractors	(265,729)	(226,180)	(194,295)
Operating leases	(85,117)	(84,423)	(71,420)
Mining patents	(17,861)	(7,560)	(14,585)
Operational transportation	(94,734)	(107,074)	(91,130)
Freight / product transportation costs	(288,135)	(263,285)	(247,889)
Insurance	(42,237)	(55,204)	(43,323)
Corfo rights and other agreements	(397,473)	(1,868,850)	(3,272,897)
Expenses related to variable lease payments (contracts under IFRS 16)	(6,138)	(4,700)	(3,631)
Variation in gross inventory	(91,544)	20,024	628,671
Variation in inventory provision	19,136	(29,711)	(27,324)
Other	(9,872)	(34,779)	(24,867)
Total	(3,201,654)	(4,392,436)	(4,973,953)
21.3    Other income

Other income	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Discounts obtained from suppliers	1,958	2,002	1,404
Fines charged to suppliers	46	4,118	593
Amounts recovered from insurance	1,240	1,242	1,646
Overestimate of provisions for third-party obligations	309	1,272	86
Sale of assets classified as property, plant and equipment	43	11	365
Sales of materials, spare parts and supplies	842	147	246
Reimbursement of mining patents and notary expenses	8,511	5,205	2,106
Options on mining properties	2,112	376	1,126
Easements, pipelines and roads	414	—	—
Government Grants (1)	13,076	24,387	—
reimbursements Royalty	2,000	—	—
Others	1,678	1,797	2,282
Total	32,229	40,557	9,854

(1) The Company received an unconditional government grant for US$13,076 in December 2024 and US$ 24,387 in September 2023, respectively, related to the permanence of its commercial office of SQM Shanghai Chemicals Co. Ltd. in the current district, which was recognized as part of this category.
21.4    Administrative expenses

Administrative expenses	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Employee benefit expenses	(93,824)	(75,450)	(63,713)
Marketing costs	(6,433)	(6,611)	(5,661)
Amortization expenses	(136)	(444)	(126)
Entertainment expenses	(6,384)	(6,067)	(5,576)
Advisory services	(29,860)	(32,562)	(27,235)
Lease of buildings and facilities	(1,755)	(4,331)	(3,829)
Insurance	(6,254)	(3,778)	(3,011)
Office expenses	(9,165)	(9,230)	(8,596)
Contractors	(8,957)	(11,067)	(7,283)
Depreciation of Right-of-use Assets (contracts under IFRS 16)	(4,919)	(3,463)	(2,656)
Other expenses	(18,272)	(22,762)	(14,958)
Total	(185,959)	(175,765)	(142,644)
21.5    Other expenses

Other expenses	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Impairment (losses) /reversals of impairment losses recognized in income for the year
Properties, plant and equipment	(10,759)	(47,059)	(8,084)
Intangible assets other than goodwill	—	—	(520)
Impairment of materials, spare parts, and supplies	3,625	—	—
Goodwill	—	(9)	(33,629)
Subtotal	(7,134)	(47,068)	(42,233)
Other expenses, by nature
Legal expenses	(47,887)	17,127	(6,841)
VAT and other unrecoverable taxes	(1,779)	(2,683)	(5,694)
Fines paid	(326)	(542)	(617)
Investment plan expenses	(11,546)	(13,255)	(727)
Exploration expenses	—	—	—
Contributions and donations	(35,250)	(38,756)	(19,096)
Other operating expenses	(776)	(8,223)	(763)
Subtotal	(97,564)	(46,332)	(33,738)
Total	(104,698)	(93,400)	(75,971)
21.6    Other (losses) gains

Other (losses) income	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Sale of investments in associates	—	—	60
Adjust previous year application method of participation	209	(378)	(1)
Reversal/Impairment of interests in associates	246	626	1,349
Sale of investments in joint ventures	—	(2,599)	—
Others	(2,597)	97	(1,291)
Total	(2,142)	(2,254)	117
21.7 Impairment losses and reversals for financial assets

Impairment of financial assets and reversal of impairment losses	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
(Impairment) reversal of value of financial assests (See Note 12.2)	(639)	202	3,369
Totals	(639)	202	3,369
21.8    Summary of expenses by nature
The following summary considers notes 21.2, 21.4 and 21.5.

	For the period from January to December of the year
Expenses by nature	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Raw materials and consumables	(1,187,712)	(1,109,139)	(1,035,451)
Employee benefit expenses	(437,902)	(384,422)	(372,457)
Depreciation expense	(312,001)	(252,746)	(218,714)
Depreciation of right-of-use assets	(22,665)	(15,182)	(9,205)
Impairment of properties, plant and equipment, intangible and Goodwill	(7,134)	(47,068)	(42,233)
Amortization expense	(7,758)	(12,859)	(16,539)
Legal expenses	(47,887)	17,127	(6,841)
Investment plan expenses	(61,045)	(38,893)	(19,020)
Provision for materials, spare parts and supplies	(3,292)	(10,065)	(7,099)
Contractors	(274,686)	(237,247)	(201,578)
Operational leases	(86,872)	(88,754)	(75,249)
Mining patents	(17,861)	(7,560)	(14,585)
Operational transportation	(94,734)	(107,074)	(91,130)
Freight and product transportation costs	(288,135)	(263,285)	(247,889)
Corfo rights and other agreements	(432,723)	(1,907,606)	(3,272,897)
Expenses related to variable lease payments (contracts under IFRS 16)	(6,138)	(4,700)	(3,631)
Insurance	(48,491)	(58,982)	(46,334)
Consultant and advisor services	(29,860)	(32,562)	(27,235)
Variation in gross inventory	(91,544)	20,024	628,671
Variation in inventory provision	19,136	(29,711)	(27,324)
Other expenses	(53,007)	(90,897)	(85,828)
Total expenses by nature	(3,492,311)	(4,661,601)	(5,192,568)
21.9    Finance expenses

Finance expenses	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Interest expense from bank borrowings and overdrafts	(5,485)	(3,890)	(3,065)
Interest expense from bonds	(162,258)	(106,871)	(108,387)
Interest expense from loans	(84,821)	(55,926)	(2,098)
Reversal of capitalized interest expenses	67,126	43,331	24,708
Financial expenses for restoration and rehabilitation provisions	2,103	2,368	9,357
Interest on lease agreement	(2,820)	(2,038)	(1,226)
Loss on debt redemption and extinguishment	(982)	—	—
Other finance costs	(10,407)	(15,376)	(5,940)
Total	(197,544)	(138,402)	(86,651)
21.10    Finance income

Finance income	For the period from January to December of the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Interest from term deposits	67,407	81,981	31,122
Interest from marketable securities	11,193	31,920	10,252
Interest from maintenance of minimum bank balance in current account	3,246	12	6
Other finance income	21,086	4,614	3,318
Other finance interests	710	4,199	2,340
Total	103,642	122,726	47,038